Schedule of warrants (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrants outstanding at December 31, 2024	17,827,277	10,951,477
Warrants issued	8,906,888	12,259,414
Warrants exercised	(20,253,039)
Warrants expired	(1,197,090)	(5,383,614)
Warrants outstanding at December 31, 2025	5,284,036	17,827,277
CHESS depositary interests [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding at December 31, 2024	8,075,571	5,626,363
Warrants issued	7,222,222	7,356,632
Warrants exercised	(13,931,501)
Warrants expired		(4,907,424)
Warrants outstanding at December 31, 2025	1,366,292	8,075,571
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding at December 31, 2024	9,751,706	5,325,114
Warrants issued	1,684,666	4,902,782
Warrants exercised	(6,321,538)
Warrants expired	(1,197,090)	(476,190)
Warrants outstanding at December 31, 2025	3,917,744	9,751,706